SEVERANCE AND RELOCATION COSTS AND AGREEMENTS WITH EXECUTIVE OFFICERS (Tables)	12 Months Ended
Dec. 31, 2015
Severance Costs [Abstract]
Activity Relating to the Reserves for the Outsourcing

Activity relating to the reserves for the Outsourcing and April 2013 RIFs for the two years ended December 31, 2015 is summarized as follows:

	Outsourcing RIF	April 2013 RIF
Activity for the years ended December 31, 2015, 2014 and 2013:
Provision		$3,824
Change in estimate		25
Utilized		(2,059)
Release of excess reserves		(422)
Balance at December 31, 2013	$-	$1,368
Provision	18,616	-
Change in estimate	(1,831)	-
Utilized	(15,626)	(1,176)
Release of excess reserves	-	(192)
Balance at December 31, 2014	$1,159	$-
Utilized	(1,159)	-
Balance at December 31, 2015	$-	$-